UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		WASHINGTON, D.C. 20549

		FORM 13F
          FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2006
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
               Menlo Park, CA 94025

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
Signature, Place, and Date of Signing:

    Kent R. Seymour    Menlo Park, CA     August 10, 2006

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      46

Form 13F Information Table Value Total:      $120,548


List of Other Included Managers:

NONE

                                        	       FORM 13F INFORMATION TABLE
                                                                                                  Voting Authority
                               Title of             Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                 class     CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------ -------------------  --------  -------- --- ---- -------  ----------------------------
ADAPTEC INC                    COM       00651f108        1377   317200SH       SOLE                  0      0  317200
ADVANCED MICRO DEV INC         COM       007903107        1664    68150SH       SOLE                  0      0   68150
AMGEN INC                      COM       031162100        2060    31585SH       SOLE                  0      0   31585
BERKSHIRE HTH HLDG CO CL B     COM       084670207        5070     1666SH       SOLE                  0      0    1666
BIOSITE INC                    COM       090945106        3603    78910SH       SOLE                  0      0   78910
BOEING CO COM                  COM       097023105         377     4600SH       SOLE                  0      0    4600
CHESAPEAKE ENERGY CORP         COM       165167107        1836    60700SH       SOLE                  0      0   60700
CIMAREX ENERGY CO              COM       171798101        2132    49590SH       SOLE                  0      0   49590
CISCO SYSTEMS INC              COM       17275r102         963    49320SH       SOLE                  0      0   49320
CLEVELAND CLIFFS INC           COM       185896107        3669    46275SH       SOLE                  0      0   46275
COMMERCE BANCORP INC-N.J.      COM       200519106        3771   105725SH       SOLE                  0      0  105725
CONSTELLATION BR INC CL A      COM       21036p108        1918    76735SH       SOLE                  0      0   76735
COVANCE INC                    COM       222816100        2564    41875SH       SOLE                  0      0   41875
DOVER CORP                     COM       260003108        3666    74175SH       SOLE                  0      0   74175
ENCORE ACQUISITION CO          COM       29255w100        1907    71085SH       SOLE                  0      0   71085
GENERAL DYNAMICS CORP COM      COM       369550108        4036    61655SH       SOLE                  0      0   61655
GREENBRIER COMPANIESINC        COM       393657101         819    25025SH       SOLE                  0      0   25025
HARRIS& HARRIS GROUP INC       COM       413833104        1329   120400SH       SOLE                  0      0  120400
IPASS INC                      COM       46261V108         795   142015SH       SOLE                  0      0  142015
ISHARES MSCI PAC X-JPN         COM       464286665        2931    27315SH       SOLE                  0      0   27315
ISHARES MSCI JPN INDEX         COM       464286848        4079   299075SH       SOLE                  0      0  299075
ISHARES SILVER TR ISHARES      COM       46428q109         794     7125SH       SOLE                  0      0    7125
JOHNSON & JOHNSON COM          COM       478160104        4312    71961SH       SOLE                  0      0   71961
LIZ CLAIBORNE INC              COM       539320101        3788   102225SH       SOLE                  0      0  102225
LYONDELL CHEMICAL CO           COM       552078107        1819    80275SH       SOLE                  0      0   80275
MICROSOFT CORP COM             COM       594918104         277    11900SH       SOLE                  0      0   11900
MOTOROLA INC                   COM       620076109        2735   135725SH       SOLE                  0      0  135725
NEWMONT MNG CORP HLDG CO       COM       651639106        3491    65950SH       SOLE                  0      0   65950
OFFICE DEPOT INC COM           COM       676220106        3623    95338SH       SOLE                  0      0   95338
ONEOK INC NEW COM              COM       682680103        4001   117550SH       SOLE                  0      0  117550
PAN AMERICAN SILVER CORP       COM       697900108        2172   120750SH       SOLE                  0      0  120750
PATTERSON UTI ENERGYINC        COM       703481101        2617    92450SH       SOLE                  0      0   92450
PLUM CRK TBR CO INC COM        COM       729251108         460    12950SH       SOLE                  0      0   12950
PORTFOLIO RVRY ASN INC         COM       73640q105        4352    95223SH       SOLE                  0      0   95223
POSCO SPON ADR                 ADR       693483109        1875    28025SH       SOLE                  0      0   28025
RHJ INTERNATIONAL SASHS        COM       b70883101        1471    76235SH       SOLE                  0      0   76235
SK TELECOM CO LTD SPN ADR      ADR       78440P108        2940   125525SH       SOLE                  0      0  125525
STREETRACKS GOLD TR SHS        COM       863307104        2036    33255SH       SOLE                  0      0   33255
SUNOCO INC COM                 COM       86764P109        4112    59347SH       SOLE                  0      0   59347
SUNOPTA INC                    COM       8676ep108        3880   418050SH       SOLE                  0      0  418050
SUPERIOR ENGY SVC INC          COM       868157108        5017   148000SH       SOLE                  0      0  148000
SUPERIOR INDUST INTL INC       COM       868168105        1038    56750SH       SOLE                  0      0   56750
TEMPLETON GLOBAL INC FD        COM       880198106        2393   277925SH       SOLE                  0      0  277925
TYCO INTL LTD NEW              COM       902124106        2060    74919SH       SOLE                  0      0   74919
VAN KAMPEN SENR INC TRUST      COM       920961109        5996   719800SH       SOLE                  0      0  719800
WASHINGTON FEDERAL INC         COM       938824109        2721   117322SH       SOLE                  0      0  117322